Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Market Risk, Credit Risk and Liquidity Risk	12 Months Ended
Dec. 31, 2023
Market risk [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Market Risk, Credit Risk and Liquidity Risk [Line Items]
Exposure	Future development costs; Recognized financial assets and liabilities not denominated in Euro
Measurement	Forecasted cash flows Sensitivity analysis
Risk Management	Achievement of a natural hedge in the future
Credit risk [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Market Risk, Credit Risk and Liquidity Risk [Line Items]
Exposure	Cash and cash equivalents, current and non-current financial assets
Measurement	Credit rating
Risk Management	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Market Risk, Credit Risk and Liquidity Risk [Line Items]
Exposure	R&D and G&A cost, equity, trade and other payables
Measurement	Rolling cash flow forecast
Risk Management	Availability of funds through financing rounds or public offerings